Property, Plant And Equipment, Net	12 Months Ended	5 Months Ended
	Dec. 31, 2010	Jun. 09, 2009 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
Property, Plant And Equipment, Net

Note 7.  Property, Plant and Equipment, Net

Property, plant and equipment summarized by major classification as of December 31 were as follows (in millions of dollars):

	Range of Useful Lives (years)		2010	2009
Land	-		$274	$267
Leasehold improvements and buildings	12 - 40		2,600	2,412
Technical equipment and machinery	3 - 30		6,250	5,244
Factory, office and other equipment	3 - 19		1,263	1,055
Special tooling	5 - 12		5,492	3,981
Construction in progress, including advance payments related to plant and equipment	-		1,676	2,383

			17,555	15,342
Accumulated depreciation and amortization			(3,738)	(1,382)

		Total	$13,817	$13,960

Depreciation and amortization of property, plant and equipment was $2,558 million and $1,356 million for the year ended December 31, 2010 and for the period from June 10, 2009 to December 31, 2009, respectively.

Note 6.   Property, Plant and Equipment, Net

In accordance with the accounting guidance for long-lived assets, the Company evaluates long-lived assets for possible impairment whenever changes in circumstances indicate long-lived assets may be impaired. An impairment loss is recognized to the extent that the carrying amount exceeds the asset's fair value. As a result of the Chapter 11 Proceedings, the continuing deterioration of the Company's revenues and the ongoing volatility in the U.S. economy, in general, and in the automotive industry in particular, the Company completed an evaluation as of June 9, 2009, of its' long-lived assets which were not anticipated to be acquired by New Chrysler. The Company tested the recoverability of its long-lived assets not expected to be acquired by New Chrysler using projected future undiscounted cash flows based on the expected proceeds upon liquidation of the long-lived assets. As a result, during the period from January 1, 2009 to June 9, 2009, the Company recorded a non-cash long-lived asset impairment charge of $391 million. The impairment charge relates to the Automotive segment and is included in Cost of Sales in the accompanying Consolidated Statements of Operations. The Company did not record a similar charge during the year ended December 31, 2008.

Property, plant and equipment summarized by major classification were as follows (in millions of dollars):

	Range of Service Lives		June 9, 2009	December 31, 2008
	(years)
Land	-		$435	$424
Leasehold improvements and buildings	12-40		3,581	3,481
Technical equipment and machinery	3-30		6,920	6,842
Factory, office and other equipment	3-19		1,303	1,286
Special tooling	5-12		5,770	5,638
Construction in progress, including advance payments related to plant and equipment	-		2,207	2,165

			20,216	19,836

Accumulated depreciation and amortization			(5,607)	(3,967)

		Total	$14,609	$15,869

Depreciation and amortization of property, plant and equipment was $1,105 million and $2,962 million for the period from January 1, 2009 to June 9, 2009 and the year ended December 31, 2008, respectively.